INCOME TAXES (Income Tax Benefit (Expense)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Loss before equity loss from investment in affiliate and income tax benefit (expense)	$ (7,776)	$ (5,210)	$ (5,236)
Income tax benefit (expense)
Current: The Netherlands			(97)
Current: Subsidiaries outside of the Netherlands, net of $499 and $(234) in income tax benefit (expense) related to prior period income tax positions in 2011 and 2010, respectively	(256)	293	(758)
Total current income tax benefit (expense)	(256)	293	(855)
Deferred: Subsidiaries outside of the Netherlands	12	(18)	151
Total income tax benefit (expense)	(244)	275	(704)
Income tax benefit (expense) related to prior period income tax positions		499	(1,333)
The Netherlands [Member]
Income Taxes [Line Items]
Loss before equity loss from investment in affiliate and income tax benefit (expense)	(6,899)	(968)	(597)
Subsidiaries outside of the Netherlands [Member]
Income Taxes [Line Items]
Loss before equity loss from investment in affiliate and income tax benefit (expense)	(877)	(4,242)	(4,640)
Income tax benefit (expense)
Income tax benefit (expense) related to prior period income tax positions		$ 499	$ (234)